Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY
21.	Equity

(a)	Disposal of MVNO BU (Note 1(c))

See Note 1(c) for details for equity transactions related to disposal of Yuantel.

(b)	Investment with KADI

On December 15, 2018, the Group entered into a Share Purchase Agreement (“Purchase Agreement”) with Shanghai KADI Machinery Technology Co., Ltd. (“KADI SH”), KADI Technologies Limited (“KADI HK”) (collectively, “KADI”) and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the “KADI’s Selling Shareholders”), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH (“KADI SH Shares”) and 60% of the issued and outstanding ordinary shares of KADI HK (“KADI HK Shares”, together with the KADI SH Shares, the “KADI Shares”). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH. The transaction did not close as of December 31, 2019 due to KADI not able to present audited financial statements as required by the earn-out provisions of the agreement and that KADI has not performed the ownership change registration at the local jurisdiction. Although KADI was not able to present audited financial statements as required by the earn-out provisions of the agreement and has not performed the ownership change registration, 1,632,555 of Borqs’ ordinary shares were issued to KADI on January 9, 2019, for which the Group recorded the fair value of these shares in an aggregate of $5,217 in additional paid-in capital, with a corresponding amount included in subscription receivable. As a result, future capital commitments for KADI has been voided due to KADI’s breach of provisions of the agreements. As of the filing of this annual report, the Group has cancelled all the ordinary shares of 589,005 shares, which were issued into escrow account with KADI. Also, the Group is in negotiation with KADI for a reduced ownership of KADI or a recission of the acquisition.

The Group has initiated arbitration proceeding in February 2022 in Hong Kong against KADI and its owners for breach of contract according to the KADI Agreement, seeking from KADI of i) a payment of $600 in cash previously paid to KADI, ii) the return of 1,043,550 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million. As of the filing of this annual report, the arbitration is in its initial stages and there is no assurance that the outcome of the proceedings will be in favor of Borqs.

(c)	Equity financing from Chongqing City Youtong Equity Investment Fund (“Chongqing Youtong”)

On April 18, 2019, the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 3,734,283 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. However, as of the filing of this annual report, the Property Investment has not yet been completed; and the Company is in the process of negotiating the acceptable value of the real property and equipment from Chongqing Youtong. The shares are unregistered and are subject to lock up provisions for one year.

(d)	Repurchase of Shares from Zhengqi International Holding Limited (“Zhengqi”)

On January 10, 2018, we entered into a stock repurchase agreement (“Stock Repurchase Agreement”) with Zhengqi International Holding Limited (“Zhengqi”), pursuant to which we agreed to repurchase 966,136 of our ordinary shares that were originally issued and sold to Zhengqi on August 18, 2017, at an aggregate purchase price of approximately $10,070 or $10.40 per share. The $10,048 was paid on February 28, 2018 and recorded as prepayment. On May 20, 2019, the 966,136 repurchased shares were cancelled. (Note 6)

(e)	Settlement of arbitration with Claimant Samsung Electronics Co., Ltd. (“Samsung”)

On November 27, 2018, the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 2,209,728 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group as of the filing of this annual report.

(f)	Investment in Shenzhen Crave Communication Co., Ltd. (“Crave”) and Colmei Technology International Ltd. (“Colmei”)

Refer to Note 10 for 183,342 shares on January 10, 2019 related to long-term investments.

(g)	Debt Repayments with ordinary shares

(1)

In May 2020, we issued ordinary shares to settle debt due to Coming Technologies Ltd valued per agreement at a total amount of $1,998 which comprised of:

a. $880 in payables for products Borqs ordered from TianFu in the amount of $658 and EPIC in the amount of $222. TianFu and EPIC in turn ordered the manufacturing of components and parts from Coming Tech. Coming Tech had delivered such products, via TianFu and EPIC, to Borqs. These orders and deliveries were made in the year 2018. Borqs confirmed the receipt of the products in full and then delivered them to Borqs’ customer. Borqs had recorded these amounts as Accounts Payable to TianFu and EPIC; and by settling the amount of $880 directly with Coming Tech, Borqs can reduce our Accounts Payable with TianFu and EPIC for their respective amounts.

b. $937 with Purchase Orders placed with EPIC in January of 2020 which EPIC in turn placed with Coming Tech. We anticipated to deliver the products to our customer by the end of the first calendar quarter in 2020. However, we determined that the project was cancelled by April 2020 most significantly due to the fact that the COVID-19 virus was spreading worldwide and turning into a pandemic, and the cancellation came prior to the delivery of our products to the customer. We sought alternative channels of distribution for the products but no customers were willing to commit to taking merchandise when many retail businesses were closing at that time. However Coming Tech had already manufactured the products and Borqs became liable for the total of amount of $937.

c. $182 in an extra compensation to Coming Tech in the settlement, for receiving ordinary shares of Borqs that were not freely tradable for a minimum of six months from issuance. No registration statement was to be filed for the settlement shares received by Coming Tech, and the shares could only become sellable after a minimum of six months from the date of issuance according to Rule 144. Also, if Borqs Technologies becomes not in compliance with the SEC rules and regulations as a listed company, the shares cannot be sold in the public market. The lapse of time by this minimum holding period and compliance requirements added risk to Coming Tech regarding the value of the shares. The Company and Coming Tech came to terms that an extra 10% in value of the shares were to be issued to Coming Tech due to this additional risk.

The shares issued on May 7, 2020 at the closing price of the Company stock of $1.560 per share. The Company recognized gain of $484 in gain on debt settlement during fiscal year 2020. For the year ended December 31, 2020, the issuance of $1,988 in value of ordinary shares caused a reduction of our Accounts Payable to TianFu of $658 and EPIC of $222, recording G&A Expense of $937 and Financing Expense of $182.

(2)	The Company entered into a loan agreement with American West Pacific International Investment Corporation (“AWP”) on June 8, 2020. Under this agreement, the Company need to repay the principal amount of $0.4 million in its entirety, with interest on the due date. AWP claimed the Company to the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County in Florida. On October 21, 2020, the Court issued an agreed order for the settlement of the claim and approved the issuance of 527,081 common shares of the Company in exchange for the settlement. The shares issued on October 29, 2020 at the closing price of the Company stock of $0.961 per share. The Company recognized loss of $101 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback this loan in cash. We sought the alternate means via a court approval under securities rule 3(a)(10) and was able to issue free-trading shares to the lender as settlement.

(3)

Sinowinglaw LLP, aka Beijing Zhongpeng Law Firm (“Sinowing”) provided services to the Company. The Company was in default of its payment obligations to Sinowing for consulting and legal fees and costs in the amount of approximate $1.2 million. Sinowing claimed against the Company to the Circuit Court of the Eleventh Judicial Circuit in and for Miami-Dade County in Florida. On October 29, 2020, the Court issued an agreed order for the settlement of the claim and approved the issuance of 1,580,929 common shares of the Company in exchange for the settlement. The shares issued on November 4, 2020 at the closing price of the Company stock of $0.995 per share. The Company recognized loss of $356 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback these back-due fees in cash. We sought the alternate means via a court approval under securities rule 3(a)(10) and was able to issue free-trading shares to Sinowing as settlement.

(4)	The Group was was default with the terms of our loans and revolving credit lines PFG which is the prime lender. The Group has entered into agreements dated December 14, 2020 with PFG and LMFA Financing LLC (“LMFA”), a Florida limited liability company and wholly owned subsidiary of LM Funding America, Inc. (Nasdaq: LMFA), in which LMFA will purchase approximately $18 million of debt in tranches. As of February 10, 2021, LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into and sold all 22.73 million shares of the Group’s ordinary shares by February 10, 2021. With the Company settling another $1.27 million of Debt directly with PFG through the issuance of 1.51 million shares on February 17, 2021 which PFG has subsequently sold. As of the filing of this annual report, the Group’s defaulted Debts with PFG totaling $19.14 million have been eliminated. The Group recognized loss of $16,580 in loss on debt settlement during fiscal year 2021.

(5)

On March 03, 2020, the Group entered into an agreement with AWP. The Group has been offered a term loan of principal of $1 million for 6 months with interest at 12% per annum. On June 15, 2021, the Group has settled the $1 million loan principal with 1,587,302 shares. The Group recognized loss of $619 in loss on debt settlement during fiscal year 2021.

(h)	Management’s contribution

Due to stringent operational cash flows caused by the COVID-19 pandemic, the CFO voluntarily forfeited his salary for the year 2020 as a contribution to the Group.

(i)	Collateral of 4,000,000 restricted ordinary shares to AWP

In December 2020, the Group entered into an agreement with AWP. The Group has been offered a term loan for 6 months with interest at 12% per annum. According to the agreement, the Group issued 4,000,000 restricted ordinary shares to be held in escrow at Continental Stock Transfer & Trust Company as collateral. The Group recorded the fair value of the shares issued in an aggregate of $4,080 in additional paid-in capital, with a corresponding amount included in subscription receivable.

On June 15, 2021, the Group has released the 4,000,000 shares from escrow to AWP as full payment of the $1 million loan principal with 1,587,302 shares, and a compensation for service of a future project with 2,412,698 shares.

(j)	Warrants granted associated with convertible notes

Refer to Note 14 for the warrants granted associated with convertible notes.

At the time of issuance, the Group allocated the proceeds to the Convertible Notes and the Warrants based on their relative fair values. In connection with the issuance of the Convertible Notes and the Warrants, the Group recorded debt discount of $15,097 that will be amortized over the term of the Convertible Notes.

The fair value of the Warrants was computed using the Black-Scholes option-pricing model. Variables used in the option-pricing model include the following:

	Value per share	Risk-free interest rate	Expected warrant life	Expected volatility

February 25 Warrants	1.76	0.60%	5 years	170%
April 14 Warrants	1.25	0.86%	5 years	168%
September 14 Warrants	0.72	0.78%	5 years	160%

(k)	Shares conversion from the holders of the convertible notes

As of December 31, 2021, all of the February 25 Notes and April 14 Notes (except for $1.57 million) have been converted into the Group’s ordinary shares of 23,940,336 shares. None of the September 2021 Notes have been converted.

(l)	Warrants exercised from the holders of the convertible notes

As of December 31, 2021, all of the Prior Private Placement Warrants have been exercised by the holders into 28,333,402 of the Group’s ordinary shares. 1,411,845 warrants of the September 14 Warrants have been exercised into 2,054,688 of the Group’s ordinary shares. All of these warrants were exercised on a cashless basis.

(m)	Acquisition of HHE

Refer to Note 4 for 14,034,930 shares issued on October 20, 2021 related to the acquisition of HHE.

(n)	Capital injection from non-controlling shareholders of a subsidiary

The non-controlling shareholders of HHE have capital injection to HHE with the amount of $297 after the Group’s acquisition of HHE.